8. Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued liabilities

As of March 31, 2014 and December 31, 2013, the Company has the following accrued liabilities:

	3/31/2014	12/31/2013
Accrued Salaries and Wages
Accrued Salaries and Wages	$72,815	$59,958

Disputed Trade Payables
Disputed Trade Payables (a)	925,000	925,000

Services Advance
Services Advance (b)	750,000	–

Accrued Expenses
Allowance for Sales Returns	43,000	43,000
Distribution Arrangements Payable	17,674	13,905
Deferred Revenue	67,435	–
Royalties Payable	4,953	9,638
Music Advances (c)	450,000	450,000
Other Accrued Expenses	157,930	187,996
Total Accrued Expenses	740,992	704,539

Total Accrued Liabilities	$2,488,807	$1,689,497

	12/31/2013	12/31/2012
Accrued Salaries and Wages
Accrued Salaries and Wages (a)	$59,958	$516,083

Disputed Trade Payables
Disputed Trade Payables (b)	925,000	–

Accrued Expenses
Allowance for Sales Returns	43,000	53,000
Distribution Arrangements Payable	13,905	217,858
Deferred Revenue	–	110,177
Royalties Payable	9,638	59,033
Music Advances (c)	450,000	–
Other Accrued Expenses	187,996	56,594
Total Accrued Expenses	704,539	496,662

Total Accrued Liabilities	$1,689,497	$1,012,745